INCOME TAXES - Jurisdictional components of loss before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Mainland China	$ (18,110)	$ (63,715)	$ (76,511)
Overseas	(17,353)	5,811	41,882
Loss before income tax and loss from equity method investments	$ (35,463)	$ (57,904)	$ (34,629)